Discontinued Operations (Asset Purchase Agreement) (Details) $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016 shares	Feb. 08, 2016 CAD / shares	Feb. 08, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Feb. 29, 2016 shares	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Oct. 10, 2016 shares	Feb. 08, 2016 USD ($)	Feb. 05, 2016 shares	Dec. 03, 2015 shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued (in shares)											437,500
Perk Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $						$ 1,300,000
Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued (in shares)	1,013,068							136,304
Common Stock | Gracenote Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued (in shares)										357,032
Common Stock | Gracenote, Inc and Tribune Media Services, Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on delivery of shares | $							$ 593
Common Stock | Perk Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued (in shares)	1,013,068
Consideration on stock sold | $			$ 1,300			$ 1,300
Secured Debt | Perk Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured line of credit | $				$ 1,000
Viggle | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $									$ 5,110
Consideration received (in shares)			1,370,000		1,370,000
Contingent consideration (in shares)			2,000,000
Revenue threshold for earn-out provision | $									$ 130,000
Shares used to repay outstanding debt (in shares)				130,000
Percentage of shares restricted in escrow			37.50%
Number of shared restricted in escrow (in shares)			562,600
Gain (loss) on disposition of business, net of transaction costs | $			$ 1,060
Viggle | Discontinued Operations, Disposed of by Sale | Scenario Threshold One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrant (in shares)			1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares		CAD 6.25
Stock price threshold (in dollars per share) | CAD / shares		12.50
Threshold consecutive trading days			20 days
Period to from closing of transaction			2 years
Viggle | Discontinued Operations, Disposed of by Sale | Scenario Threshold Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrant (in shares)			1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares		6.25
Stock price threshold (in dollars per share) | CAD / shares		CAD 18.75
Threshold consecutive trading days			20 days
Period to from closing of transaction			2 years